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April 30, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:      RiverSource Investment Series, Inc.
                  RiverSource Disciplined Large Cap Growth Fund

                  Post-Effective Amendment No. 116
                  File No. 2-11328/811-54
           Accession Number: 0001068800-07-000985

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant's Post-Effective Amendment No. 116 (Amendment). This Amendment was filed electronically on April 20, 2007.

If you have any questions regarding this filing, please contact either Katina
A. Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,

/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.